Derivative Liabilities - Summary of Change in the Value of the Warrant Derivative Liability (Detail) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 30, 2014	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Balance at beginning of period		$ 43,181,472	$ 9,998,636	$ 9,998,636
Issuance of warrants		5,091,677		56,026,979	$ 2,487,726
Exercise of warrants and options		(12,384,852)		(42,558,951)	(885,259)
Change in fair value of derivative liability	$ 25,061	20,219,263	$ 66,994,149	19,714,808	8,396,169
Balance at end of period		$ 56,107,560		$ 43,181,472	$ 9,998,636